Finance Receivables	12 Months Ended
Mar. 31, 2012
Finance Receivables

4. FINANCE RECEIVABLES

Finance receivables as of March 31, 2011 and 2012 are comprised primarily of lease receivables and installment loans.

Ricoh’s products are leased to domestic customers primarily through Ricoh Leasing Company, Ltd., a majority-owned domestic subsidiary, and to overseas customers primarily through certain overseas subsidiaries. Most of these leases are accounted for as sales-type leases. Sales revenue from sales-type leases is recognized at the inception of the leases.

Information pertaining to Ricoh’s lease receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Future minimum lease payments to be received	¥624,321	¥645,010	$7,865,976
Estimated non-guaranteed residual values	8,750	8,954	109,195
Unearned income	(40,720)	(41,133)	(501,622)
Allowance for doubtful receivables	(10,527)	(8,472)	(103,317)

Lease receivables, net	581,824	604,359	7,370,232
Less - Current portion of lease receivable, net	(202,938)	(212,101)	(2,586,598)

Amounts due after one year, net	¥378,886	¥392,258	$4,783,634

As of March 31, 2012, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2013	¥230,153
2014	173,413
2015	124,895
2016	76,136
2017	32,075
2018 and thereafter	8,338

Total	¥645,010

The Company’s subsidiary, Ricoh Leasing Company, Ltd., has also extended certain types of loans as part of its business activity, which are primarily residential housing loans in Japan secured by the underlying real estate properties. The total balance of these loans, net of allowance for doubtful receivables, as of March 31, 2011 and 2012 was ¥72,634 million and ¥83,361 million ($1,016,598 thousand), respectively. The current portion of loans receivable was ¥5,737 million and ¥7,615 million ($92,866 thousand), respectively, as of March 31, 2011 and 2012, and was included in current maturities of long-term finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
New loans	¥15,392	¥15,465	¥22,222	$271,000
Repayment of outstanding loans	8,586	9,777	11,519	140,476

Ricoh Leasing Company, Ltd. made: (1) transferring its lease receivables to a trust and received the beneficial interests in the trust originated from the transferred assets; and subsequently, (2) transferring the non-subordinated beneficial interests to and receiving cash as consideration from transferees, such as Special Purpose Entity (“SPE”) that are different from the trust mentioned above, as a part of securitization programs. The retained subordinated interests were considered as variable interests, since the subordinated interests had the obligation to absorb the expected loss of the trust.

The new consolidation provisions, which came into effect on April 1, 2010, eliminated the concept of excluding qualifying SPE from the scope of consolidation. In accordance with the new consolidation provisions, Ricoh performed a qualitative analysis to determine the primary beneficiary of a Variable Interest Entity (“VIE”). The primary beneficiary of a VIE has both the: (1) power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Ricoh Leasing Company, Ltd. was considered as the primary beneficiary since Ricoh Leasing Company, Ltd. acted as a special servicer for lease receivables transferred to the trust and therefore, deemed to meet the criteria (1) and (2) above.

As a result of the above consideration, for the year beginning on April 1, 2010, Ricoh consolidated the trust, which had been unconsolidated prior to March 31, 2010, at the carrying amounts of the trust’s assets and liabilities as of April 1, 2010, eliminating the retained subordinated beneficial interests on the consolidated balance sheet. The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥8,460	¥15,487	$188,866
Long-term finance receivables, net	15,849	30,225	368,598
Current maturities of long-term indebtedness	7,044	12,487	152,280
(Including secured loans caused by lease transactions)	(3,107)	(11,835)	(144,329)
Long-term indebtedness	13,197	24,371	297,207
(Including secured loans caused by lease transactions)	(5,820)	(23,096)	(281,659)

For the difference between the net amount added to the balance sheet and the amount of previously recognized interest in the newly consolidated VIE, Ricoh recognized a cumulative effect adjustment of ¥410 million to retained earnings and ¥392 million to noncontrolling interests as of April 1, 2010. Servicing assets or liabilities related to securitization transactions initiated were not recorded, because the servicing fees adequately compensate Ricoh.

From April 1, 2010, the transferring of the non-subordinated beneficial interests was recorded as secured loans, since Ricoh Leasing Company, Ltd. retained subordinated beneficial interests and such interests did not meet the definition of participating interest. Lease receivables are only to be used to settle obligation of the trust’s liabilities or transferee’s liabilities in substantially.

Until the year ended March 31, 2010, Ricoh recorded the transferring of the non-subordinated beneficial interests as sales of them. The following table summarizes certain cash flows received from and paid to the SPE for all securitization activities of which lease receivables had been derecognized, for the year ended March 31, 2010:

Millions of Yen
2010
Servicing fees received	¥11
Repurchases of delinquent or ineligible assets	1,606
Transferred lease receivables, net of retained interest	8,811
Repurchases of terminated securitization of assets	—
Payments by terminating revolving securitization of assets	1,141

Apart from the transactions mentioned above, Ricoh’s foreign subsidiaries transferred lease receivables with recourse. Ricoh recorded these transfers as secured loans, since these transactions did not meet the derecognition criteria of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥1,686	¥1,397	$17,037
Long-term finance receivables, net	6,827	6,919	84,378
Current maturities of long-term indebtedness	1,686	1,397	17,037
Long-term indebtedness	6,827	6,919	84,378